(6) SECURITIES (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
DisclosureOfSecuritiessLineItems [Line Items]
Securities	R$ 851,004
Investment Funds [Member]
DisclosureOfSecuritiessLineItems [Line Items]
Securities	449,786	[1]
Direct Application [Member]
DisclosureOfSecuritiessLineItems [Line Items]
Securities	R$ 401,218	[2]

[1]	This refers to amounts invested in government securities, Financial Bills ("LF") and Financial Treasury Bills ("LFT"), through investment fund quotas, yielding on average 99.87% of the CDI, with maturity date as from September 2020.
[2]	This refers to amounts invested in government securities and LFT, yielding on average 100% of the CDI, with maturity date in September 2020.